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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21571

ROGÉ PARTNERS FUNDS

Exact name of registrant as specified in charter)

  630 Johnson Avenue, Suite 103                                                     Bohemia, New York 11716

  (Address of principal executive offices)                                                       (Zip code)

Rogé Partners Fund

c/o Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-800-ROGE

Date of fiscal year end: June 30

Date of reporting period:  July 1, 2004 - June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.  A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.  SEC 2451 (4-03) Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following  information  for each matter relating to a portfolio security owned by the Registrant  considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     ROGÉ PARTNERS FUND

By (Signature and Title)*       /S/ Steven M. Rogé

                                                     Steven M. Rogé, President & Co-Portfolio Manager

Date: July 5, 2005

* Print the name and title of each signing officer under his or her signature.

ROGÉ PARTNERS FUNDS								Item 1
Investment Company Act file number: 811-21571								Exhibit A
Date of reporting period: July 1, 2004 - June 30, 2005
N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
New River Small Cap Fund	NRVSX	64846M-303	12/10/2004	To approve a change in the Fund's Sub-classification, as defined in section 5(B) of the investment company act of 1940.	Issuer	Yes	For Proposal	For Management
Investor AB	INVEA	5679579	3/24/2005	Elect Chairman,approve address, discharge from liability to the members of the board	Issuer	Yes	For Proposal	For Management
First Data Corp	FDC	319963104	5/11/2005	Appointment of nominees, Increase in number of shares Outstanding	Issuer	Yes	For Proposal	For Management
Washington Mutual	WM	939322103	4/19/2005	Appointment of nominees, Ratify independent auditors	Issuer	Yes	For Proposal	For Management
Leucadia National Corporation	LUK	527288104	5/17/2005	Appointment of new nominees, Approval to issue additional 300M shares	Issuer	Yes	For Proposal	For Management
Corp. Financiera Alba SA	ALB.SM	5730409	5/16/2005	Approve the Management of the Board of Directors,earnings distribution and dividend payments, reduce the share capital by EUR, legal reserve excess funds.	Issuer	Yes	For Proposal	For Management
Ishares MSCI EAFE Index Fund	EFA	464287-465	7/14/2005	Approve the modification,Senior Securities,Loans,classification of certain funds investment objectives, and voted for the directors.	Issuer	Yes	For Proposal	For Management